THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF MARCH 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value
CANADA — 11.5%
Energy — 8.5%
Enbridge	6,096	$329,403
TC Energy	6,078	379,388
		708,791
Financials — 2.8%
Intact Financial	144	26,011
Royal Bank of Canada	1,287	207,388
		233,399
Information Technology — 0.2%
Constellation Software	9	15,749

		957,939
CHINA — 0.3%
Communication Services — 0.3%
Tencent Holdings	391	24,138

FRANCE — 3.7%
Consumer Discretionary — 0.1%
Hermes International	4	7,415

Consumer Staples — 0.3%
L'Oreal	51	20,529

Industrials — 0.5%
Safran	131	42,172

Materials — 2.8%
Air Liquide	1,146	234,931

		305,047
GERMANY — 9.1%
Financials — 5.1%
Deutsche Boerse	1,469	425,010

Industrials — 4.0%
Rheinmetall	25	41,609
Siemens Energy	1,793	293,875
		335,484

		760,494
HONG KONG — 4.1%
Financials — 4.1%
AIA Group	23,207	251,156
Prudential	6,695	91,642
		342,798
ITALY — 4.4%
Consumer Discretionary — 0.3%
Ferrari	62	20,645

Utilities — 4.1%
Terna - Rete Elettrica Nazionale	30,350	344,939

		365,584
COMMON STOCK — continued
	Shares	Value
JAPAN — 12.8%
Communication Services — 0.9%
Capcom	3,640	$76,603

Financials — 0.8%
Mizuho Financial Group	1,700	65,044

Health Care — 2.9%
Hoya	1,453	242,486

Industrials — 4.3%
Fujikura	11,814	303,723
Hitachi	1,755	49,244
		352,967
Information Technology — 3.9%
Disco	795	306,027
NEC	806	19,485
		325,512

		1,062,612
NETHERLANDS — 7.1%
Consumer Staples — 3.9%
Coca-Cola Europacific Partners	3,572	323,873

Information Technology — 3.2%
ASML Holding	210	270,806

		594,679
NORWAY — 3.6%
Industrials — 3.6%
Kongsberg Gruppen	7,099	300,803

SINGAPORE — 4.7%
Industrials — 4.7%
Singapore Technologies Engineering	46,503	389,643

SOUTH KOREA — 2.3%
Industrials — 2.3%
HD Hyundai Electric	349	189,579

SWEDEN — 3.0%
Industrials — 3.0%
Beijer Ref, Cl B	616	8,329
Lifco, Cl B	280	8,283
Sandvik	6,220	233,358
		249,970
SWITZERLAND — 5.7%
Health Care — 5.7%
Galderma Group	1,961	374,360
Lonza Group	163	102,399
		476,759

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF MARCH 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 6.2%
Information Technology — 6.2%
Taiwan Semiconductor Manufacturing ADR	1,518	$513,008

UNITED KINGDOM — 11.6%
Consumer Discretionary — 2.5%
Games Workshop Group	899	209,836

Financials — 1.0%
Lloyds Banking Group	68,282	83,147

Industrials — 0.7%
RELX	1,472	48,062
Weir Group	228	8,413
		56,475
Information Technology — 3.4%
Halma	5,639	282,723

Utilities — 4.0%
National Grid	20,183	337,883

		970,064
UNITED STATES — 7.1%
Communication Services — 0.3%
Liberty Media -Liberty Formula One, Cl C *	310	26,356

Consumer Staples — 3.9%
Philip Morris International	1,987	328,531

Financials — 2.0%
Aon, Cl A	511	164,941

Industrials — 0.9%
Ferrovial	661	42,208
RB Global	353	33,835
		76,043

		595,871

TOTAL COMMON STOCK
(Cost $7,630,107)		8,098,988

TOTAL INVESTMENTS — 97.2%
(Cost $7,630,107)		$8,098,988

Percentages are based on Net Assets of $8,329,939.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

VON-QH-004-0200

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